Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments.

The Company utilizes derivative financial instruments to manage interest rate risk. The Company does not use derivative financial instruments for trading or speculative purposes, nor does it use leveraged financial instruments. The Company reports its derivative instruments separately as assets and liabilities unless a legal right of set-off exists under a master netting agreement enforceable by law. The Company’s derivative instruments are recorded at their fair value, and are included in other long-term assets, other long-term liabilities and other liabilities in the Consolidated Balance Sheets.

Effective August 8, 2012, the Company entered into three interest rate cap agreements to hedge a portion of its interest rate exposure on its senior secured debt (collectively referred to as the Interest Rate Caps). Under the terms of the Interest Rate Caps, the one month LIBOR rate will not exceed 3.0 percent. From a practical standpoint, the interest rate in the hedged portion of the debt is limited to a maximum of 3.0 percent plus the Eurodollar applicable margin. The total initial notional amount was $223.1 million and is scheduled to decline over the term of the Interest Rate Caps. Each of the Interest Rate Caps terminates on August 10, 2015.

On February 18, 2011, the Company entered into an interest rate swap agreement to hedge a portion of its interest rate exposure on its senior secured debt (the Interest Rate Swap). The Interest Rate Swap has a notional amount of $25.0 million and fixes a portion of the Company’s base borrowing rate, which is a floating rate based on a LIBOR swap rate that resets periodically.

The Interest Rate Caps and the Interest Rate Swap were designated as hedging instruments for accounting purposes and are accounted for as a cash flow hedges. The effective portion of unrealized losses on cash flow hedges are included in accumulated other comprehensive income until the periodic interest settlements occur, at which time they will be recorded as interest expense in the Consolidated Statements of Operations and Comprehensive Income. The Company expects to reclassify losses of $0.4 million (pretax) from accumulated other comprehensive income to interest expense in the Consolidated Statements of Operation within the next twelve months.

As a result of the use of derivative instruments, the Company is exposed to risk that the counterparties will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the Company only enters into contracts with carefully selected major financial institutions based upon their credit ratings and other factors, and continually assess the creditworthiness of counterparties. As of December 31, 2012, the counterparty to the interest rate contracts had investment grade ratings and has performed in accordance with their contractual obligations.

The fair values of derivative instruments in the Consolidated Balance Sheets as of December 31, 2012 and 2011 are as follows (in thousands):

Derivative designated as hedging instrument under ASC 815	Balance Sheet Classification	2012	2011
Interest rate contracts	Other long-term assets	$69	$—
Interest rate contracts	Other liabilities	(362)	(310)
Interest rate contracts	Other long-term liabilities	(55)	(298)
		$(348)	$(608)

The following tables reflect the effect of derivative instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain/Loss Recognized in Accumulated Other Comprehensive Income on Derivative
	2012	2011	2010
Interest rate contracts	$(21)	$(380)	$—

	Location of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income	Amount of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income
		2012	2011	2010
Interest rate contracts	Interest expense	$369	$310	$—